Equity affiliates, other investments and related parties	12 Months Ended
Dec. 31, 2022
Equity affiliates, other investments and related parties
Equity affiliates, other investments and related parties

Note 8 Equity affiliates, other investments and related parties

8.1 EQUITY AFFILIATES: INVESTMENTS AND LOANS

Accounting principles

Under the equity method, the investment in the associate or joint venture is initially recognized at acquisition cost and subsequently adjusted to recognize TotalEnergies’ share of the net income and other comprehensive income of the associate or joint venture.

Unrealized gains on transactions between TotalEnergies and its equity-accounted entities are eliminated to the extent of TotalEnergies’ interest in the equity accounted entity.

In equity  affiliates, goodwill is included in investment book value.

In cases where TotalEnergies holds less than 20% of the voting rights in another entity, the determination of whether TotalEnergies exercises significant influence is also based on other facts and circumstances: representation on the Board of Directors or an equivalent governing body of the entity, participation in policy-making processes, including participation in decisions relating to dividends or other distributions, significant transactions between the investor and the entity, exchange of management personnel, or provision of essential technical information.

The contribution of equity affiliates in the consolidated balance sheet, consolidated statement of income and consolidated statement of comprehensive income is presented below:

Equity value
As of December 31,
(M$)	2022	2021	2020
Total Associates	9,533	17,244	15,745
Total Joint ventures	14,623	9,277	7,102
TOTAL	24,156	26,521	22,847
Loans	3,733	4,532	5,129
TOTAL	27,889	31,053	27,976

Profit/(loss)
(M$)	2022	2021	2020
Total Associates	(4,567)	1,186	753
Total Joint ventures	2,675	2,252	(301)
TOTAL	(1,892)	3,438	452

Other comprehensive income
(M$)	2022	2021	2020
Total Associates	3,368	734	(1,704)
Total Joint ventures	129	(28)	(127)
TOTAL	3,497	706	(1,831)

A)  Information related to associates

Information (100% gross) related to significant associates is as follows:

	Novatek(a)			Liquefaction entities			PetroCedeño(a)
Exploration & production activites (M$)	2022	2021	2020	2022	2021	2020	2020
Non current assets	–	26,954	23,748	40,850	39,348	34,273	4,008
Current assets	–	8,208	4,170	8,276	11,075	7,537	6,428
TOTAL ASSETS	–	35,162	27,918	49,126	50,423	41,810	10,436
Shareholder’s equity	–	25,944	22,160	19,188	23,867	23,403	4,548
Non current liabilities	–	3,246	3,164	22,312	19,659	13,608	73
Current liabilities	–	5,972	2,594	7,626	6,897	4,799	5,815
TOTAL LIABILITIES	–	35,162	27,918	49,126	50,423	41,810	10,436
Revenue from sales	–	15,876	9,733	35,888	23,243	15,584	66
Net income	–	5,871	1,759	10,247	8,056	2,416	–
Other comprehensive income	–	(82)	(3,206)	–	–	–	–
% owned	19.40%	19.40%	19.40%	–	–	–	30.32%
Equity value	–	6,243	5,596	3,243	5,582	5,534	1,379
Including goodwill and identifiable assets	–	1,210	1,297	34	1,832	1,837	–
Profit/(loss)	(5,747)	1,065	264	(340)	1,024	237	–
Share of Other Comprehensive Income, net amount	3,118	446	(1,409)	(71)	85	(122)	–
Dividends paid to TotalEnergies	883	387	229	1,224	817	406	–
(a)	Information includes the best Company’s estimates of results at the date of TotalEnergies’ financial statements.

As of 31 December 2022, Novatek is no longer an equity accounted affiliate in the Company's consolidated financial statements (see note 2.1 to the consolidated financial statements). This stake is now recognized in "other investments" and is measured in accordance with IFRS 9 at fair value through profit or loss. In the context of the Russian-Ukrainian conflict, the Company considers that the market value of Novatek is not representative of its fair value. As of December 31, 2022, the Company retained a zero fair value given the very significant uncertainties on any valuation assumption for the stake in Novatek.

TotalEnergies’ interests in associates operating liquefaction plants are combined. The amounts include investments in: Nigeria LNG (15.00%), TotalEnergies LNG Angola (13.60%), Yemen LNG (39.62%), Qatar Liquefied Gas Company Limited (Qatargas) (10.00%), Qatar Liquefied Gas Company Limited II (16.70%), Oman LNG (5.54%), and Abu Dhabi Gas Liquefaction Company Limited (5.00%), Arctic LNG 2 (10.00%).

TotalEnergies’ stake in PetroCedeño was sold in July 2021.

	Adani Green
	Energy Limited (a)
Renewables and Electricity activities (M$)	2022	2021
Non current assets	6,961	6,223
Current assets	769	1,042
TOTAL ASSETS	7,730	7,265
Shareholder’s equity	807	316
Non current liabilities	5,805	5,560
Current liabilities	1,118	1,389
TOTAL LIABILITIES	7,730	7,265
Revenue from sales	1,073	545
Net income	104	35
Other comprehensive income	(112)	(10)
% owned	19.74%	20.00%
Equity value	1,856	2,102
including goodwill and identifiable assets	1,697	2,039
Profit/(loss)	21	7
Share of Other Comprehensive Income, net amount	23	6
Dividends paid to TotalEnergies	–	–

(a)	Interest acquired in 2021

	Saudi Aramco Total
Refining & Chemicals activities	Refining & Petrochemicals			Qatar
(M$)	2022	2021	2020	2022	2021	2020
Non current assets	10,003	10,264	10,698	3,905	3,909	4,105
Current assets	3,615	2,221	1,211	2,491	1,908	1,521
TOTAL ASSETS	13,618	12,485	11,909	6,396	5,817	5,626
Shareholder’s equity	3,858	1,164	1,256	2,737	2,693	2,717
Non current liabilities	6,365	7,322	7,994	2,062	1,906	2,171
Current liabilities	3,395	3,999	2,659	1,597	1,218	738
TOTAL LIABILITIES	13,618	12,485	11,909	6,396	5,817	5,626
Revenue from sales	20,492	11,123	6,031	13,193	9,266	5,222
Net income	2,409	(245)	(686)	629	649	91
Other comprehensive income	284	155	(171)	(5)	(5)	–
% owned	37.50%	37.50%	37.50%
Equity value	1,447	437	471	703	693	716
including goodwill and identifiable assets	–	–	–	–	–	–
Profit/(loss)	903	(92)	(257)	161	174	57
Share of Other Comprehensive Income, net amount	147	116	(128)	10	13	(16)
Dividends paid to TotalEnergies	–	–	–	138	199	63

Saudi Aramco Total Refining & Petrochemicals is an entity including a refinery in Jubail, Saudi Arabia, with a capacity of 460,000 barrels/day with integrated petrochemical units.

The TotalEnergies’ interests in associates of the Refining & Chemicals segment, operating steam crackers and polyethylene lines in Qatar have been combined: Qatar Petrochemical Company Ltd. (20.00%), Qatofin (49.08%), Laffan Refinery (10.00%) and Laffan Refinery II (10.00%).

B)  Information related to joint ventures

The information (100% gross) related to significant joint ventures is as follows:

	Liquefaction entities			Hanwha TotalEnergies
	(Integrated Gas, Renewables & Power)			Petrochemical Co
				(Refining & Chemicals)
(M$)	2022	2021	2020	2022	2021	2020
Non current assets	65,293	66,924	70,425	4,113	4,443	4,664
Current assets excluding cash and cash equivalents	2,630	2,912	1,513	2,326	2,117	1,575
Cash and cash equivalents	4,375	2,312	1,834	82	151	303
TOTAL ASSETS	72,298	72,148	73,772	6,521	6,711	6,542
Shareholder’s equity	17,455	9,956	4,433	3,146	3,538	3,443
Other non current liabilities	10,785	8,205	8,259	180	164	167
Non current financial debts	41,452	50,920	58,128	1,220	1,241	1,703
Other current liabilities	2,606	3,067	2,952	1,117	1,055	583
Current financial debts	–	–	–	858	713	646
TOTAL LIABILITIES	72,298	72,148	73,772	6,521	6,711	6,542
Revenue from sales	24,701	14,380	8,543	10,824	8,600	5,734
Depreciation and depletion of tangible assets and mineral interests	(2,814)	(3,058)	(3,130)	(289)	(312)	(278)
Interest income	17	–	2	–	–	–
Interest expense	(2,453)	(2,599)	(2,972)	(47)	(44)	(2)
Income taxes	(2,804)	(1,448)	77	(65)	(222)	(69)
Net income	12,791	5,600	(2,399)	123	620	133
Other comprehensive income	526	323	(323)	(189)	(308)	194
% owned				50.00%	50.00%	50.00%
Equity value	4,315	2,725	1,602	1,573	1,769	1,721
including goodwill and identifiable assets	465	502	546	–	–	–
Profit/(loss)	2,616	1,119	(633)	62	310	67
Share of Other Comprehensive Income, net amount	137	84	(84)	(59)	(150)	87
Dividends paid to TotalEnergies	1,166	81	–	162	109	102

TotalEnergies’ interests in joint ventures operating liquefaction plants have been combined. The amounts include investments in Yamal LNG in Russia (20.02% direct holding) and Ichthys LNG in Australia (26.00%).

Hanwha TotalEnergies Petrochemical Co is a South Korean company that operates a petrochemical complex in Daesan (condensate separator, steam cracker, styrene, paraxylene, polyolefins).

Off balance sheet commitments relating to joint ventures are disclosed in Note 13 of the Consolidated Financial Statements.

C)  Other equity affiliates

In TotalEnergies share, the main aggregated financial items in equity affiliates including assets held for sale, which have not been presented individually are as follows:

	2022		2021		2020
As of December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Non Current assets	6,014	17,484	5,987	9,745	5,454	7,002
Current assets	1,591	3,485	1,849	1,799	1,299	1,671
TOTAL ASSETS	7,605	20,969	7,836	11,544	6,753	8,673
Shareholder's equity - TotalEnergies share	1,423	4,042	1,366	2,531	1,183	1,963
Shareholder's equity - Non controlling interests	–	1,414	–	–	–	–
Non current liabilities	5,296	12,422	5,455	7,460	4,881	5,469
Current liabilities	886	3,091	1,015	1,553	689	1,241
TOTAL LIABILITIES	7,605	20,969	7,836	11,544	6,753	8,673

	2022		2021		2020
For the year ended December 31,		Joint		Joint		Joint
(M$)	Associates	ventures	Associates	ventures	Associates	ventures
Revenues from sales	2,338	7,202	2,450	4,850	2,154	3,116
Net income	488	436	514	381	478	202
Non controlling interests	–	110	–	–	–	–
Share of other comprehensive income items	140	52	68	38	(29)	(130)
Equity value	2,285	8,735	2,188	4,782	2,049	3,779
Profit/(Loss)	436	(3)	(992)	823	452	265
Dividends paid to TotalEnergies	469	109	498	96	409	59

8.2 OTHER INVESTMENTS

Accounting principles

Other investments are equity instruments and are measured according to IFRS 9 at fair value through profit and loss (default option). On initial recognition, the standard allows to make an election to record the changes of fair value in other comprehensive income. For these equity instruments, only dividends can be recognized in profit or loss.

TotalEnergies recognizes changes in fair value in equity or in profit or loss according to the option chosen on an instrument by instrument basis.

For quoted shares on active markets, this fair value is based on the market price.

	As of			As of
As of December 31, 2022	January 1,	Increase -	Change in	December 31,
(M$)	2022	Decrease	fair value	2022
Enphase Energy Inc	457	(579)	122	–
Other shares through fair value OCI (unit value < $50M)	116	13	(10)	119
Equity instruments recorded through fair value OCI	573	(566)	112	119
BTC Limited	14	–	(9)	5
Hubei Cathay Smart Energy Fund	36	7	11	54
Other shares through fair value P&L (unit value < $50M)	1,002	(54)	(75)	873
Equity instruments recorded through fair value P&L	1,052	(47)	(73)	932
TOTAL EQUITY INSTRUMENTS	1,625	(613)	39	1,051

	As of			As of
As of December 31, 2021	January 1,	Increase -	Change in	December 31,
(M$)	2021	Decrease	fair value	2021
Enphase Energy Inc	613	(177)	21	457
Tellurian Investments Inc.	57	(111)	54	–
Other shares through fair value OCI (unit value < $50M)	113	12	(9)	116
Equity instruments recorded through fair value OCI	783	(276)	66	573
BBPP	58	(58)	–	–
BTC Limited	27	–	(13)	14
Hubei Cathay Smart Energy Fund	36	1	(1)	36
Other shares through fair value P&L (unit value < $50M)	1,103	(107)	6	1,002
Equity instruments recorded through fair value P&L	1,224	(164)	(8)	1,052
TOTAL EQUITY INSTRUMENTS	2,007	(440)	58	1,625

	As of			As of
As of December 31, 2020	January 1,	Increase -	Change in	December 31,
(M$)	2020	Decrease	fair value	2020
Enphase Energy Inc	173	(251)	691	613
Tellurian Investments Inc.	207	(1)	(149)	57
Other shares through fair value OCI (unit value < $50M)	126	(4)	(9)	113
Equity instruments recorded through fair value OCI	506	(256)	533	783
BBPP	62	(4)	–	58
BTC Limited	28	–	(1)	27
Hubei Cathay Smart Energy Fund	15	21	–	36
Tas Helat Marketing Company (a)	108	(108)	–	–
Other shares through fair value P&L (unit value < $50M)	1,059	63	(19)	1,103
Equity instruments recorded through fair value P&L	1,272	(28)	(20)	1,224
TOTAL EQUITY INSTRUMENTS	1,778	(284)	513	2,007
(a)	Tas Helat Marketing Company is a joint venture with SAUDI ARAMCO to develop the retail business. It was consolidated in 2020 (using the equity method).

8.3 Related parties

The main transactions as well as receivable and payable balances with related parties (principally non-consolidated subsidiaries and equity affiliates) are detailed as follows:

As of December 31,
(M$)	2022	2021	2020
Balance sheet
Receivables
Debtors and other debtors	1,231	809	545
Loans (excl. loans to equity accounted for affiliates)	184	113	89
Payables
Creditors and other creditors	1,610	1,347	662
Debts	5	2	3

For the year ended December 31,
(M$)	2022	2021	2020
Statement of income
Sales	6,806	4,250	3,134
Purchases	(25,656)	(13,473)	(7,183)
Financial income	3	–	1
Financial expense	(9)	(8)	(6)

8.4 Compensation for the administration and management bodies

The aggregated amount of direct and indirect compensation accounted by the French and foreign affiliates of the Company, for all executive officers of TotalEnergies as of December 31 and for the members of the Board of Directors who are employees of TotalEnergies, is detailed below.

As of December 31, 2022, December 31, 2021, and December 31, 2020, TotalEnergies Executive Officers are the members of the Executive Committee, i.e. eight people and there are three employees members of the Board of Directors.

For the year ended December 31,
(M$)	2022	2021	2020
Number of people	11	11	11
Direct or indirect compensation	12.4	11.9	12.6
Pension expenses (a)	1.9	1.4	1.5
Share-based payments expense (IFRS 2) (b)	7.7	4.9	7.2

(a)

The benefits provided for Executive Officers of the Company and the members of the Board of Directors, who are employees of the Company, include severance to be paid upon retirement, supplementary pension schemes and insurance plans, which represent a commitment of $64.3 million as of December 31, 2022 (against $90.7 million as of December 31, 2021 and $129.0 million as of December 31, 2020). Converted into Euros, this commitment amounts to €60.3 million as of December 31, 2022 (against €80.1 million as of December 31, 2021 and €105.2 million as of December 31, 2020). The decrease is related to the increase in discount rates.

(b)

Share-based payments expense computed for the Executive Officers and the members of the Board of Directors who are employees of TotalEnergies and based on the principles of IFRS 2 “Share-based payments” described in Note 9. The increase of the expense between 2021 and 2022 is mainly related to the increase in the TotalEnergies share price.

The compensation allocated to members of the Board of Directors as directors’ fees totaled  $1.84 million in 2022 ($2.06 million in 2021 and $1.44 million in 2020).